Investments in Associate	12 Months Ended
Dec. 31, 2019
Investments in Associate [abstract]
Investments in Associate

11.   Investment in Associates

As at December 31, 2019, investments in associates were comprised of:

	Proportion of ownership held		Market Value (C$)
	December 31,		December 31,
Name	2019	2018	2019	2018
Medgold Resources Corp. ("Medgold")	22%	22%	$1,265	$2,740
Prospero Silver Corp. ("Prospero")	27%	27%	$464	$927

Medgold and Prospero are Canadian public companies which both trade on the TSX Venture Exchange under the ticker symbols MED and PSL, respectively, and are quoted in Canadian dollars (“C$”). Medgold’s principal business activity is the acquisition and exploration of resource properties in Serbia, and Prospero’s principal business activity is the acquisition and exploration of resource properties in Mexico.

	Medgold	Prospero	Total
Balance at December 31, 2017	$2,694	$-	$2,694
Shares and warrants presented as marketable securities, December 31, 2017	-	556	556
Fair value adjustments prior to May 18, 2018	-	(99)	(99)
Exercise of warrants	-	624	624
Purchase of additional shares	249	274	523
Share of net income (loss)	132	(153)	(21)
Balance at December 31, 2018	3,075	1,202	4,277
Write down of investment	(1,937)	(784)	(2,721)
Share of net loss	(164)	(61)	(225)
Balance at December 31, 2019	$974	$357	$1,331

During the year ended December 31, 2019, the Company wrote-down its investments in Prospero to $357 and in Medgold of $974.